Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (8,322,900)	$ (7,725,223)	$ (9,730,454)	$ (6,727,457)
Amortization of notes payable discount	0	3,356,000	3,356,000	19,312
Amortization of deferred financing costs	0	416,337	416,337	279,096
Amortization of intangible asset	3,432	2,658	3,544	295
Depreciation expense	91,021	0	7,759	0
Stock-based compensation expense	1,864,226	495,120	1,081,792	3,687,502
Stock issued for services	298,418	0	404,587	0
Derivative expense	717,733	559,791	336,489	157,761
Warrant expense	84,558	76,064	126,427	0
Bad debt expense	0	341,780	341,780	0
Forgiveness of accounts payable and accrued expenses - related party	132,339	0
Changes in operating assets and liabilities:
Decrease in other assets	(91,598)	(24,331)	12,044	6,706
(Increase) in inventory	197,175	0	(66,600)	0
(Increase) decrease in due from related parties	0	18,948	18,947	(206,609)
Increase in accounts payable and accrued expenses	380,727	457,350	271,965	80,117
(Decrease) increase in accounts payable and accrued expenses - related party	(529,394)	590,838	(134,946)	804,861
Increase in interest payable	1,500	365,485	353,091	270,451
Deferred lease liability	57,017	0	33,881	0
Net Cash Used In Operating Activities	(5,115,746)	(1,069,183)	(3,167,357)	(1,627,965)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(874,960)	0	(69,974)	(11,717)
Acquisition of intangibles	(55,000)	0
Increase in restricted cash	(450,055)	0
Payment of deposit			(750,000)	0
Acquisition of assets			0	(500,000)
(Increase) decrease in interest receivable - related party	0	(10,212)	(10,211)	28,206
Issuance of note receivable - related party			0	(305,603)
Payments on note receivable - related party			0	974,228
Net Cash (Used In) Provided By Investing Activities	(1,380,015)	(10,212)	(830,185)	185,114
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of financing costs	0	(270,300)	(270,300)	(157,500)
Proceeds from issuance of convertible notes payable	0	2,703,000	2,703,000	1,575,000
Repayments of convertible notes payable	0	(67,500)	(67,500)	0
Proceeds from issuance of notes payable - related party	0	234,700	234,700	0
Repayments of notes payable - related party			(234,700)	0
Payments on lease payable	(45,019)	0
Proceeds from issuance of equity financing	9,761,070	4,970,453	8,931,434	0
Payment of placement agent compensation and issuance costs	(930,106)	(849,858)	(1,365,085)	0
Net Cash Provided By Financing Activities	8,785,945	6,720,495	9,931,549	1,417,500
Net increase (decrease) in cash	2,290,184	5,641,100	5,934,007	(25,351)
Cash - Beginning of Period	5,934,534	527	527	25,878
Cash - End of Period	8,224,718	5,641,627	5,934,534	527
Cash Paid During the Period for:
Taxes	0	0	0	0
Interest	0	0	15,726	0
Non-Cash Transactions:
Conversion of convertible notes payable to common stock	0	5,710,500	6,308,000	0
Conversion of interest payable to common stock	0	647,342	722,587	0
Conversion of accounts payable and accrued expense - related party to common stock	0	275,000	275,000	0
Beneficial conversion feature recorded as a debt discount	0	2,922,938	2,922,938	0
Warrant value recorded as a debt discount	0	433,062	433,062	0
Warrant value recorded as issuance costs	1,671,618	0	898,719	0
Warrant derivative liability reclassified as equity	2,217,605	0
Assumption of accrued expenses in reverse merger			0	1,207
Assumption of due to/from related party in reverse merger			0	23,263
Reclassification of warrant liability to equity			1,407,739	0
Assets acquired in asset acquisition:
Inventory			0	223,000
Fixed Assets			0	264,000
Intangible assets			0	13,000
Cash Paid For Asset Acquisition			0	500,000
Accounts payable and Accrued expenses
Assets acquired in asset acquisition:
Fixed Assets	484,716	0
Lease Payable
Assets acquired in asset acquisition:
Fixed Assets	184,877	0
Tenant Improvement
Assets acquired in asset acquisition:
Fixed Assets	$ 511,616	$ 0